Consolidated statements of financial position - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Current assets
Cash and cash equivalents	$ 13,494	$ 16,231
Trade and other receivables	15,131	18,596
Inventories	8,227	14,768
Sales tax receivable	231	485
Income tax receivable	484	956
Contract assets	1,172	1,479
Current derivative financial assets	254	727
Other current assets	3,629	3,867
Current assets	42,622	57,109
Non-current assets
Property and equipment	6,433	8,394
Right-of-use assets	7,215	10,164
Intangible assets	91,124	124,128
Development costs	8,438	7,810
Deferred income tax assets	1,711	2,334
Goodwill	186,840	187,502
Contract assets	1,752	2,418
Derivative assets	41	320
Other non-current assets	369	466
Assets	346,545	400,645
Current liabilities
Accounts payable and accrued liabilities	15,552	21,450
Provisions	172	405
Sales tax payable	4,012	5,955
Income tax payable	647	115
Operating facility and loans	20,600	19,875
Contract liabilities	7,037	9,582
Lease obligations on right-of-use assets	1,456	2,722
Current liabilities	49,476	60,104
Long term liabilities
Operating facility and loans	27,300	57,950
Contract liabilities	2,695	3,072
Non-current lease obligations on right-of-use assets	6,752	8,562
Deferred income tax liabilities	4,297	9,895
Other non-current liabilities	1,830	1,332
Liabilities	92,350	140,915
Shareholders’ equity
Share capital	380,126	380,986
Contributed surplus	20,949	20,053
Accumulated other comprehensive income	65	626
Accumulated deficit	(146,945)	(141,935)
Shareholders’ equity	254,195	259,730
Total liabilities and shareholders' equity	$ 346,545	$ 400,645